Loans and borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Details loans and borrowings [line items]
K EUR 28,000 acquisition bank loan	€ 24,576	€ 27,513		€ 0
K EUR 18,000 secured bank loans	17,739	17,575		6,404
K EUR 12,300 bank loans ACTech	12,300	9,247		0
K EUR 8,750 other facility loans	4,299	4,982		5,411
Bank investment loans - top 20 outstanding	23,801	21,441		9,467
Bank investment loans - other	3,808	2,289		2,927
Financial lease agreements	6,809	9,164		7,395
Institutional loan	1,492	1,105		936
Convertible loan	1,000	1,000		1,000
K EUR 10,000 EIB bank loan	10,000	0		0
Related party loan	214	241		266
Total loans and borrowings	106,038	94,557		33,806
current	13,598	12,769	[1]	5,539
non-current	€ 92,440	€ 81,788	[1]	€ 28,267

[1]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.